Financial Instruments - Summary of Fair Values of Financial Assets and Liabilities Not Already Measured at Fair Value (Detail) $ in Millions	12 Months Ended
Dec. 31, 2018 USD ($)
1.0 Billion Notes [member] | Carrying amount [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 995
1.0 Billion Notes [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	999
$1.5 Billion Notes [member] | Carrying amount [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	1,005
$1.5 Billion Notes [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 1 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 1,005
Deferred payment obligation [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Deferred payment obligation discount rate	4.75%
Deferred payment obligation [member] | Carrying amount [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Carrying amount	$ 163
Deferred payment obligation [member] | Not measured at fair value in statement of financial position but for which fair value is disclosed [member] | Level 2 [member]
Disclosure of detailed information about financial instruments [line items]
Fair value	$ 163